Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Computed "expected" income tax (benefit)	$ (239,400)	$ 161,700
Research and development credits	(89,400)	(24,300)
Change in tax rate	(122,600)	0
Other, net	14,800	(12,800)
Income tax expense (benefit)	$ (436,600)	$ 124,600